FAIR VALUE MEASUREMENTS - Additional Information (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Jun. 30, 2021	Dec. 31, 2020
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Transfers into level 3	$ 0
Transfers out of Level 3	0
Transfers from level 1 to level 2	0
Transfers from level 2 to level 1	0
FPA Liability	0	$ 0	$ 10,654,540
Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
FPA Liability			$ 10,654,540
Level 3 | FPA Liability
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value of common stock and warrants	75,000,000
Fixed commitment	$ 75,000,000